Consolidated Statements of Operations (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010
Income Statement [Abstract]
Revenue	$ 1,645,367	$ 922,778	$ 4,347,235	$ 3,821,538
Cost of sales	659,281	441,535	1,951,571	1,819,031
Gross profit	986,086	481,243	2,395,664	2,002,507
Operating expenses:
General and administrative	1,783,981	962,214	5,859,087	3,319,257
Sales and marketing	193,539	167,481	823,365	766,390
Total operating expenses	1,977,520	1,129,695	6,682,452	4,085,647
Loss from operations	(991,434)	(648,452)	(4,286,788)	(2,083,140)
Other income (expense):
Interest expense	(16,744)	(7,904)	(24,392)	(74,644)
Change in fair value of warrant liability	90,987	0	332,484	0
Other income (expense), net	1	27	104	25
Total other income (expense)	74,244	(7,877)	308,196	(74,619)
Net loss	$ (917,190)	$ (656,329)	$ (3,978,592)	$ (2,157,759)
Weighted average common shares outstanding – basic and diluted	38,653,116	645,602	24,511,646	645,602
Loss per common share - basic and diluted	$ (0.02)	$ (1.02)	$ (0.16)	$ (3.34)